Other Payables - Additional information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Average credit period, payables	30	30
Bottom of range [member]
Statements [Line Items]
Interest rate	0.00%	0.00%
Top of range [member]
Statements [Line Items]
Interest rate	15.00%	15.00%